Pensions and Other Post-employment Benefit Obligations - Summary of Actuarial Assumptions (Parenthetical) (Detail)	Dec. 31, 2018
2019 [member] | Pre 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	6.70%
2019 [member] | Post 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	5.80%
2026 [member] | Pre 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	4.50%
2026 [member] | Post 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	4.50%